Calculation of Net Income (Parenthetical) (Detail)	1 Months Ended			12 Months Ended
	Nov. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Ordinary shares issued for share-based compensation	1,000,000	1,089,064	51,084		2,140,148
Shares transferred to relevant employees				441,386	1,824,660	1,211,897
Stock Options
Earnings Per Share Disclosure [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount				1,237,975	91,684	661,234